Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Valuation allowance	$ 89,155	$ 49,706
US NOL Carryforwards Generated Prior to December 31 2017 [Member]
Income Taxes [Line Items]
Tax credit carryforward, limitations on use	indefinitely
US NOL Carryforwards Generated After December 31 2017 [Member]
Income Taxes [Line Items]
Tax credit carryforward, limitations on use	20 years
UNITED STATES
Income Taxes [Line Items]
Statutory income tax rate	21.00%
Net operating loss carryforward	$ 72,000
UNITED STATES | Capital Loss Carryforward [Member]
Income Taxes [Line Items]
Tax Credit Carryforward, Amount	$ 7,000
Tax credit carryforward expiration year	5 years
CANADA
Income Taxes [Line Items]
Statutory income tax rate	25.00%
Net operating loss carryforward	$ 14,000
Tax credit carryforward, limitations on use	20 years
BOLIVIA
Income Taxes [Line Items]
Net operating loss carryforward	$ 56,000
Valuation allowance	$ 58,000
Tax credit carryforward, limitations on use	three years
Income tax assessment	$ 2,900
2degrees
Income Taxes [Line Items]
Statutory income tax rate	28.00%
Nueva Tel
Income Taxes [Line Items]
Statutory income tax rate	25.00%
Potential income tax effects	$ 2,000	$ 2,000	$ 2,000	$ 2,000	$ 2,000	$ 2,000	$ 2,000	$ 2,000